Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2015	Dec. 31, 2014
Common Units - Public [Member]
Partners' capital:
Limited Partners' Capital Account, Units Issued	49,588,960	20,036,329
Limited Partners' Capital Account, Units Outstanding	49,588,960	20,036,329
Common Units - Affiliated [Member]
Partners' capital:
Limited Partners' Capital Account, Units Issued	37,776,746	4,062,848
Limited Partners' Capital Account, Units Outstanding	37,776,746	4,062,848
Subordinated Units-Affiliated [Member]
Partners' capital:
Limited Partners' Capital Account, Units Issued	0	10,939,436
Limited Partners' Capital Account, Units Outstanding	0	10,939,436
Class A Units - Held by Subsidiary [Member]
Partners' capital:
Limited Partners' Capital Account, Units Issued	11,018,744	0
Limited Partners' Capital Account, Units Outstanding	11,018,744	0